Label	Element	Value
Innovator Equity Dual Directional 15 Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: 6.93 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.50%
Innovator Equity Dual Directional 15 Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: 576.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.00%
Innovator Equity Dual Directional 15 Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: 686.06 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.20%
Innovator Equity Dual Directional 15 Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: 753.08 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.20%)
Innovator Equity Dual Directional 15 Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: 583.16 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(29.90%)